UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07083

Name of Fund: BlackRock MuniYield Arizona Fund, Inc. (MZA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
MuniYield Arizona Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing
address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2009

Date of reporting period: 04/30/2009

Item 1 – Schedule of Investments

BlackRock MuniYield Arizona Fund, Inc.
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Arizona - 141.4%
Corporate - 1.4%	Yavapai County, Arizona, IDA, Solid Waste Disposal
Revenue Bonds (Waste Management Inc. Project), AMT,
	Series A-1, 4.90%, 3/01/28	$ 1,000	$ 782,000
County/City/Special	Downtown Phoenix Hotel Corporation, Arizona, Revenue
District/School District - 47.1%	Bonds, Senior Series A, 5%, 7/01/36 (a)	1,500	985,080
Downtown Phoenix Hotel Corporation, Arizona, Revenue
	Bonds, Sub-Series B, 5%, 7/01/36 (a)(b)	965	812,588
Gila County, Arizona, Unified School District Number 10
	(Payson), GO (School Improvement Project of 2006),
	Series A, 1%, 7/01/27 (c)	1,000	964,430
	Gilbert, Arizona, Public Facilities Municipal Property
	Corporation Revenue Bonds, 5.50%, 7/01/27	2,000	2,062,720
Gladden Farms Community Facilities District, Arizona,
	GO, 5.50%, 7/15/31	750	443,092
Greater Arizona Development Authority, Infrastructure
Revenue Bonds (Santa Cruz County Jail), Series 2, 5.25%,
	8/01/31	1,000	998,610
Greater Arizona Development Authority, Infrastructure
	Revenue Bonds, Series B, 5%, 8/01/30 (b)	1,700	1,677,968
Maricopa County, Arizona, School District Number 3, GO,
	Refunding (Tempe Elementary), 7.50%, 7/01/10 (a)(b)	500	533,410
Maricopa County, Arizona, School District Number 11, GO
	(Peoria Unified), Second Series, 5%, 7/01/25 (a)(b)	630	651,565
	Maricopa County, Arizona, School District Number 89,
School Improvement, GO (Dysart Unified), Series C, 6%,
	7/01/28	1,000	1,067,450
	Maricopa County, Arizona, School District Number 90,
	School Improvement, GO (Saddle Mountain Unified),
	Series A, 5%, 7/01/14	150	155,184
Mohave County, Arizona, Unified School District Number
	20 (Kingman), School Improvement Bonds (Project of
	2006), Series C, 5%, 7/01/26 (d)	1,000	1,023,970
Phoenix, Arizona, Civic Improvement Corporation, Excise
Tax Revenue Bonds (Civic Plaza Expansion Project), Sub-
	Series A, 5%, 7/01/35 (a)(b)	3,325	3,333,512
Pima County, Arizona, Unified School District Number 1
	(Tucson), GO, Refunding, 7.50%, 7/01/09 (a)(b)	2,050	2,070,295
	Pinal County, Arizona, COP, 5%, 12/01/26	1,250	1,139,312
	Pinal County, Arizona, COP, 5%, 12/01/29	1,250	1,104,637
Queen Creek Improvement District Number 001, Arizona,
	Special Assessment Bonds, 5%, 1/01/32	2,000	1,517,080
Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)		IDA	Industrial Development Authority
COP	Certificates of Participation		S/F	Single-Family
GO	General Obligation Bonds
1

BlackRock MuniYield Arizona Fund, Inc.
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Scottsdale, Arizona, Municipal Property Corporation,
Excise Tax Revenue Bonds (Water and Sewer Development
	Project), Series A, 5%, 7/01/24	$ 1,500	$ 1,621,290
	Vistancia Community Facilities District, Arizona, GO,
	6.75%, 7/15/22	1,275	1,214,973
	Vistancia Community Facilities District, Arizona, GO,
	5.75%, 7/15/24	750	635,633
	Yuma County, Arizona, Library District, GO, 5%,
	7/01/26 (e)	1,565	1,571,135
			25,583,934
Education - 20.8%	Arizona Board of Regents Revenue Bonds (Arizona State
	University System), Series C, 6%, 7/01/25	970	1,097,342
Arizona Board of Regents Revenue Bonds (Arizona State
	University System), Series C, 6%, 7/01/26	350	392,980
Arizona Board of Regents Revenue Bonds (Arizona State
	University System), Series C, 6%, 7/01/27	425	473,450
Arizona Board of Regents Revenue Bonds (Arizona State
	University System), Series C, 6%, 7/01/28	300	332,058
Arizona Student Loan Acquisition Authority, Student Loan
	Revenue Refunding Bonds, AMT, Junior Subordinated
	Series B-1, 6.15%, 5/01/29	3,285	3,135,434
Maricopa County, Arizona, IDA, Education Revenue Bonds
	(Arizona Charter Schools Project 1), Series A, 6.625%,
	7/01/20	900	675,999
	Pima County, Arizona, IDA, Education Revenue Bonds
(American Charter Schools Foundation), Series A, 5.625%,
	7/01/38	500	329,355
	Pima County, Arizona, IDA, Education Revenue Bonds
	(Arizona Charter Schools Project), Series C, 6.70%,	730	569,466
	Pima County, Arizona, IDA, Education Revenue Bonds
	(Arizona Charter Schools Project), Series C, 6.75%,	985	691,933
Pima County, Arizona, IDA, Education Revenue Refunding
	Bonds (Arizona Charter Schools Project II), Series A,
	6.75%, 7/01/21	575	450,604
Pima County, Arizona, IDA, Education Revenue Refunding
Bonds (Arizona Charter Schools Project), Series O, 5%,
	7/01/26	1,000	590,140
University of Arizona, COP, Refunding, Series A, 5.125%,
	6/01/29 (c)	1,005	1,005,181
	University of Arizona, COP, Series B, 5%, 6/01/28 (c)	1,550	1,544,265
			11,288,207
Health - 21.2%	Arizona Health Facilities Authority Revenue Bonds
	(Catholic Healthcare West), Series A, 6.625%, 7/01/20	1,435	1,535,048
Arizona Health Facilities Authority, Revenue Refunding
	Bonds (Banner Health System), Series D, 6%, 1/01/30	1,500	1,517,040
Arizona Health Facilities Authority, Revenue Refunding
	Bonds (Banner Health System), Series D, 5.50%, 1/01/38	1,000	951,540
2

BlackRock MuniYield Arizona Fund, Inc.
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Maricopa County, Arizona, IDA, Health Facilities Revenue
	Refunding Bonds (Catholic Healthcare West Project),
	Series A, 5.50%, 7/01/26	$ 1,850	$ 1,762,957
Maricopa County, Arizona, IDA, Hospital Facility Revenue
Refunding Bonds (Samaritan Health Services), Series A,
	7%, 12/01/16 (b)(f)	1,000	1,244,610
	Mesa, Arizona, IDA Revenue Bonds (Discovery Health
	Systems), Series A, 5.625%, 1/01/10 (b)(g)	1,000	1,041,670
	Scottsdale, Arizona, IDA, Hospital Revenue Refunding
	Bonds (Scottsdale Healthcare), Series A, 5.25%, 9/01/30	1,000	879,740
	Tucson, Arizona, IDA, Senior Living Facilities Revenue
	Bonds (Christian Care Tucson Inc. Project), Series A,
	6.125%, 7/01/10 (g)(h)	1,000	1,066,380
Yavapai County, Arizona, IDA, Hospital Facility Revenue
Bonds (Yavapai Regional Medical Center), Series A, 6%,
	8/01/33	1,900	1,498,967
			11,497,952
Housing - 14.8%	Maricopa County and Phoenix, Arizona, IDA, S/F Mortgage
	Revenue Bonds, AMT, Series A-2, 5.80%, 7/01/40 (i)(j)(k)	925	945,248
Maricopa County and Phoenix, Arizona, IDA, S/F Mortgage
	Revenue Refunding Bonds, AMT, Series A-1, 5.75%,	1,270	1,296,378
Maricopa County, Arizona, IDA, S/F Mortgage Revenue
	Bonds, AMT, Series 3-B, 5.25%, 8/01/38 (i)(j)(k)	1,667	1,655,304
	Phoenix and Pima County, Arizona, IDA, S/F Mortgage
	Revenue Bonds, AMT, Series 1A, 5.65%, 7/01/39 (j)(k)	796	808,957
	Phoenix and Pima County, Arizona, IDA, S/F Mortgage
Revenue Refunding Bonds, AMT, Series 2007-1, 5.25%,
	8/01/38 (i)(j)(k)	1,678	1,703,631
	Phoenix, Arizona, IDA, S/F Mortgage Revenue Bonds, AMT,
	Series 2007-2, 5.50%, 8/01/38 (i)(j)(k)	1,650	1,660,178
			8,069,696
State - 12.3%	Arizona School Facilities Board, COP, 5.125%, 9/01/21	1,000	1,024,690
	Arizona School Facilities Board, COP, 5.75%, 9/01/22	2,000	2,134,180
Arizona State Transportation Board, Highway Revenue
	Bonds, Series B, 5%, 7/01/27	475	501,054
Arizona State Transportation Board, Highway Revenue
	Bonds, Series B, 5%, 7/01/30	2,000	2,068,260
Arizona Tourism and Sports Authority, Tax Revenue Bonds
	(Baseball Training Facilities Project), 5%, 7/01/16	1,000	939,010
			6,667,194
Transportation - 2.8%	Phoenix, Arizona, Civic Improvement Corporation, Senior
	Lien Airport Revenue Bonds, AMT, Series A, 5%, 7/01/33	1,000	988,870

BlackRock MuniYield Arizona Fund, Inc.
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Phoenix, Arizona, Civic Improvement Corporation,
	Senior Lien Airport Revenue Bonds, AMT, Series B,
	5.25%, 7/01/32 (a)(b)	$ 600	$ 529,680
			1,518,550
Utilities - 21.0%	Gilbert, Arizona, Water Resource Municipal Property
Corporation, Water System Development Fee and Utility
	Revenue Bonds, Subordinated Lien, 5%, 10/01/29 (b)	900	880,803
	Phoenix, Arizona, Civic Improvement Corporation,
	Wastewater System Revenue Refunding Bonds, Senior
	Lien, 5.50%, 7/01/22	2,000	2,183,320
Phoenix, Arizona, Civic Improvement Corporation, Water
	System Revenue Refunding Bonds, Junior Lien, 5.50%,
	7/01/20 (a)(b)	2,500	2,667,200
Pinal County, Arizona, IDA, Wastewater Revenue Bonds
	(San Manuel Facilities Project), AMT, 6.25%, 6/01/26	500	379,350
Salt River Project, Arizona, Agriculture Improvement and
Power District, Electric System Revenue Bonds, Series A,
	5%, 1/01/24	1,000	1,069,570
Salt River Project, Arizona, Agriculture Improvement and
Power District, Electric System Revenue Refunding Bonds,
	Series A, 5%, 1/01/35	1,500	1,517,700
	Salt Verde Financial Corporation, Arizona, Senior Gas
	Revenue Bonds, 5%, 12/01/37	2,565	1,728,143
	Surprise Municipal Property Corporation, Arizona,
Wastewater Development Impact Fee Revenue Bonds,
	4.90%, 4/01/32	1,250	925,075
			11,351,161
	Total Municipal Bonds in Arizona		76,758,694
Guam - 1.4%
Utility - 1.4%	Guam Government Waterworks Authority, Water and
Wastewater System, Revenue Refunding Bonds, 5.875%,
	7/01/35	1,000	792,500
	Total Municipal Bonds in Guam		792,500
Puerto Rico - 19.8%
State - 8.7%	Puerto Rico Commonwealth, GO, Series A, 6%, 7/01/38	800	768,056
Puerto Rico Commonwealth, Public Improvement, GO,
	Series A, 5.125%, 7/01/31	750	619,778
	Puerto Rico Public Buildings Authority, Government
	Facilities Revenue Bonds, Series I, 5.25%, 7/01/33 (l)	1,965	1,582,198
	Puerto Rico Public Buildings Authority, Government
	Facilities Revenue Refunding Bonds, Series M-3, 6%,
	7/01/28 (b)(l)	900	881,856
	Puerto Rico Public Buildings Authority, Government
	Facilities Revenue Refunding Bonds, Series N, 5.50%,
	7/01/27 (l)	1,000	875,830
			4,727,718

BlackRock MuniYield Arizona Fund, Inc.
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Transportation - 1.3%	Puerto Rico Commonwealth Highway and Transportation
Authority, Highway Revenue Refunding Bonds, Series CC,
	5.50%, 7/01/31	$ 790	$ 686,984
Utilities - 9.8%	Puerto Rico Commonwealth Aqueduct and Sewer Authority,
	Senior Lien Revenue Bonds, Series A, 6%, 7/01/44 (h)	2,180	2,087,677
	Puerto Rico Electric Power Authority, Power Revenue
	Bonds, Series TT, 5%, 7/01/37	1,000	858,740
	Puerto Rico Electric Power Authority, Power Revenue
	Bonds, Series WW, 5.375%, 7/01/24	1,000	962,300
Puerto Rico Industrial, Tourist, Educational, Medical and
	Environmental Control Facilities Revenue Bonds
(Cogeneration Facility-AES Puerto Rico Project), AMT,
	6.625%, 6/01/26	1,500	1,407,465
			5,316,182
	Total Municipal Bonds in Puerto Rico		10,730,884
	Total Long-Term Investments (Cost - $94,662,755) - 162.6%		88,282,078
	Short-Term Securities	Shares
Money Market Fund - 9.0%	CMA Arizona Municipal Money Fund, 0.04% (m)(n)	4,886,891	4,886,891
	Total Short-Term Securities (Cost - $4,886,891) - 9.0%		4,886,891
	Total Investments (Cost - $99,549,646*) - 171.6%		93,168,969
	Liabilities in Excess of Other Assets - (71.6)%		(38,887,852)
	Net Assets Applicable to Common Shares - 100.0%		$ 54,281,117

* The cost and unrealized appreciation (depreciation) of investments as of April 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$99,589,061
Gross unrealized appreciation	$1,488,807
Gross unrealized depreciation	(7,908,899)
Net unrealized depreciation	$(6,420,092)

(a) FGIC Insured.
(b) NPFGC Insured.
(c) AMBAC Insured.
(d) Assured Guaranty Insured.
(e) XL Capital Insured.
(f) Security is collateralized by Municipal or US Treasury Obligations.
(g) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(h) Radian Insured.
(i) FHLMC Collateralized.
(j) FNMA Collateralized.
(k) GNMA Collateralized.
(l) Commonwealth Guaranteed.

BlackRock MuniYield Arizona Fund, Inc.
Schedule of Investments April 30, 2009 (Unaudited)

(m) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
CMA Arizona Municipal Money Fund	1,713,545	$16,612

(n) Represents the current yield as of report date.

• The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157,
"Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	$4,886,891
Level 2	88,282,078
Level 3	-
Total	$93,168,969

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Arizona Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock MuniYield Arizona Fund, Inc.

Date: June 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Arizona Fund, Inc.

Date: June 19, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Arizona Fund, Inc.

Date: June 19, 2009